Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 6, 2018, Ashford Inc. signed a definitive agreement to acquire the Project Management business of Remington. The transaction, which is expected to close during the third quarter of 2018, is subject to approval by Ashford Inc.'s stockholders and customary closing conditions. Under the terms of the agreement, Ashford Inc. will acquire Remington's Project Management business for a total transaction value of $203 million. The purchase price will be paid by issuing shares of voting, convertible preferred stock to the sellers. The newly created convertible preferred stock will have a conversion price of $140 per share (a 45% premium to the trading level at the time of announcement) and, if converted immediately after the consummation of the transaction, would convert into 1,450,000 shares of our common stock. Dividends on the convertible preferred stock are payable at an annual rate of 5.5% in the first year, 6.0% in the second year, and 6.5% in the third year and each year thereafter. Voting rights of the convertible preferred stock will be on an as-converted basis and the holders of the convertible preferred stock will have a voting limit of 25% of Ashford Inc.'s voting securities for five years. Upon closing of the transaction, the sellers will have the right to nominate two directors to Ashford Inc.'s Board of Directors. The transaction does not require a private letter ruling from the Internal Revenue Service. Remington is currently owned by Monty J. Bennett, Ashford Inc.’s Chairman and Chief Executive Officer, and his father, Archie Bennett, Jr. Ashford Inc.'s Board of Directors, therefore, formed a special committee of independent and disinterested directors to analyze and negotiate the transaction on behalf of Ashford Inc. and deliver a recommendation to its Board of Directors with respect to the transaction.
On April 6, 2018, Ashford Inc. and Computershare Trust Company, N.A., as Rights Agent, entered into Amendment No. 2 to the Amended and Restated Rights Agreement, dated as of August 12, 2015, as previously amended by Amendment No. 1 to the Amended and Restated Rights Agreement, dated October 31, 2016 (as amended, the “Rights Agreement”). Pursuant to Amendment No. 2, the Rights Agreement was amended to (i) extend the Final Expiration Date with respect to Ashford Inc.’s Rights (each as defined under the Rights Agreement) until the date of the 2018 annual meeting of stockholders and (ii) exclude Monty J. Bennett, Archie Bennett Jr. and their respective Affiliates and Associates (each as defined in the Rights Agreement) from the definition of “Acquiring Person.”

Subsequent Events
On January 2, 2018, the Company issued 8,962 shares of common stock to the OpenKey redeemable noncontrolling interest holder in connection with the purchase of 519,647 shares of the outstanding membership interests in OpenKey, Inc. The common stock was issued pursuant to the exemption from the registration requirements under the Securities Act of 1933, as amended provided under Section 4(a)(2) thereunder.
On January 8, 2018, we entered into an equity distribution agreement with B. Riley FBR, Inc., acting as sales agent (the “Equity Distribution Agreement”). Pursuant to the Equity Distribution Agreement, we may sell from time to time through the sales agent shares of our common stock having an aggregate offering price of up to $20.0 million. Sales of shares of our common stock, if any, may be made in negotiated transactions or transactions that are deemed to be “at-the-market” offerings as defined in Rule 415 of the Securities Act. We will pay the sales agent a commission, which in each case shall not be more than 2.0% of the gross sales price of the shares of our common stock sold through the sales agent. As of December 31, 2017, no shares of our common stock have been sold under this program.
On January 16, 2018, Ashford Inc. invested an additional $1.3 million in OpenKey. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guestrooms. See notes 1, 2, 13, 14 and 17 to our consolidated financial statements.
On January 16, 2018, the Company closed on the acquisition of certain assets related to RED Hospitality & Leisure LLC ("RED") for $970,000 cash, comprised of a $750,000 deposit paid on December 11, 2017, which is reflected on our consolidated balance sheet as “other assets” as of December 31, 2017, and an additional $220,000 paid on January 16, 2018. The Company owns an 80% interest in RED, a premier provider of watersports activities and other travel and transportation services in the U.S. Virgin Islands.
On March 1, 2018, the Company entered into a $35.0 million senior revolving credit facility with Bank of America, N.A. The credit facility provides for a three-year revolving line of credit and bears interest at a range of 3.0% to 3.50% over LIBOR, depending on the leverage level of the Company. There is a one-year extension option subject to the satisfaction of certain conditions. The new credit facility includes the opportunity to expand the borrowing capacity by up to $40.0 million to an aggregate size of $75.0 million.